Revenue - Summary of Movement in Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contract liabilities [line items]
Contract liabilities	$ 27,037	$ 29,330
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	20,416	24,874
Advance billings [member]
Disclosure of contract liabilities [line items]
Contract liabilities	6,307	4,241
Others [member]
Disclosure of contract liabilities [line items]
Contract liabilities	$ 314	$ 215